Capital and reserves - Special State Share (Details) - Ordinary shares - shares	Jul. 14, 2014	Feb. 05, 2004	Dec. 31, 2025
Disclosure of classes of share capital [line items]
Number of special state shares			1
Percentage of shares acquired		48.60%
Threshold period for objection, transfer of shares	30 days
Minimum [Member]
Disclosure of classes of share capital [line items]
Threshold limit for transfer of shares	24.00%
Maximum [Member]
Disclosure of classes of share capital [line items]
Threshold limit for transfer of shares	35.00%